Supplement to the
Fidelity® Treasury Digital Fund
Liquidity
June 28, 2025
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities. The fund intends to invest only in cash and U.S. Treasury securities with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities. The fund intends to invest only in cash and U.S. Treasury securities with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less. The Adviser normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Risks" heading.
In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested or investing in repurchase agreements collateralized by U.S. Treasury obligations) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. The addition of repurchase agreements could cause a portion of the income from Fidelity® Treasury Digital Fund to be subject to state and local income taxes.
TDL-PSTK-0925-100 1.9921544.100	September 22, 2025
Supplement to the
Fidelity® Treasury Digital Fund
OnChain
July 25, 2025
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities. The fund intends to invest only in cash and U.S. Treasury securities with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities. The fund intends to invest only in cash and U.S. Treasury securities with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less. The Adviser normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Risks" heading.
In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested or investing in repurchase agreements collateralized by U.S. Treasury obligations) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. The addition of repurchase agreements could cause a portion of the income from Fidelity® Treasury Digital Fund to be subject to state and local income taxes.
TDLO-PSTK-0925-100 1.9921546.100	September 22, 2025